15. SEGMENTED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2019
Notes
15. SEGMENTED FINANCIAL INFORMATION	15. SEGMENTED FINANCIAL INFORMATION

The Company operates in one industry segment, being the acquisition and exploration of mineral properties. Geographic information is as follows:

	December 31, 2019	December 31, 2018
Non-current assets
Portugal	$ 244,251	$ 1,433,139
Kosovo	1	143,155
	$ 244,252	$ 1,576,294

	Years ended
	December 31, 2019	December 31, 2018
Mineral exploration expenses
Portugal	$ 520,500	$ 2,165,880
Kosovo	45,927	89,808
Others	-	20,598
	$ 566,427	$ 2,276,286